Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (35,000,168)	€ (29,607,908)	€ (65,161,330)	€ (60,522,301)
Clinical [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(20,769,302)	(14,712,960)	(35,401,888)	(32,049,342)
Personnel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(10,761,205)	(9,351,648)	(20,750,961)	(17,777,098)
Nonclinical [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(1,053,570)	(2,858,075)	(2,221,861)	(4,708,265)
Manufacturing [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(1,342,173)	(2,571,095)	(5,445,858)	(5,799,627)
License [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(1,000,000)	0	(1,000,000)	0
Intellectual Property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (73,918)	€ (114,130)	€ (340,762)	€ (187,969)